Credit Risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (6,198)	£ (6,252)
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 337,809	£ 342,747
Coverage ratio	0.017	0.016
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 166,142	£ 171,512
Coverage ratio	0.003	0.003
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 34,179	£ 34,221
Coverage ratio	0.096	0.092
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 9,767	£ 9,952
Coverage ratio	0.033	0.034
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 127,721	£ 127,062
Coverage ratio	0.010	0.010
Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 343,513	£ 348,468
Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	166,642	172,095
Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	37,823	37,707
Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	10,101	10,305
Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	128,947	128,361
Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	5,704	5,721
Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	500	583
Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	3,644	3,486
Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	334	353
Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	1,226	1,299
Stage 1 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 295,681	£ 300,666
Coverage ratio	0.003	0.003
Stage 1 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 143,552	£ 150,152
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 29,931	£ 29,886
Coverage ratio	0.017	0.017
Stage 1 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 8,338	£ 8,410
Coverage ratio	0.006	0.007
Stage 1 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 113,860	£ 112,218
Coverage ratio	0.002	0.003
Stage 1 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 296,533	£ 301,585
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	143,593	150,202
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	30,439	30,409
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	8,391	8,469
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	114,110	112,505
Stage 1 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	852	919
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	41	50
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	508	523
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	53	59
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	250	287
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 37,757	£ 37,425
Coverage ratio	0.052	0.057
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 20,768	£ 19,364
Coverage ratio	0.004	0.005
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 3,812	£ 3,948
Coverage ratio	0.287	0.292
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 1,199	£ 1,225
Coverage ratio	0.086	0.088
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 11,978	£ 12,888
Coverage ratio	0.028	0.031
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 34,106	£ 33,935
Coverage ratio	0.046	0.051
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 17,935	£ 16,761
Coverage ratio	0.002	0.004
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 3,494	£ 3,601
Coverage ratio	0.254	0.259
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 987	£ 1,012
Coverage ratio	0.073	0.075
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 11,690	£ 12,561
Coverage ratio	0.027	0.031
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 2,384	£ 2,456
Coverage ratio	0.077	0.079
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 2,038	£ 1,951
Coverage ratio	0.008	0.010
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 207	£ 226
Coverage ratio	0.436	0.423
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 89	£ 108
Coverage ratio	0.160	0.143
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 50	£ 171
Coverage ratio	0.123	0.045
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 1,267	£ 1,034
Coverage ratio	0.153	0.191
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 795	£ 652
Coverage ratio	0.025	0.018
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 111	£ 121
Coverage ratio	0.622	0.631
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 123	£ 105
Coverage ratio	0.128	0.146
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 238	£ 156
Coverage ratio	0.033	0.043
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 39,826	£ 39,692
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	20,848	19,469
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	5,346	5,578
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	1,312	1,343
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	12,320	13,302
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	35,746	35,746
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	17,979	16,834
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	4,685	4,858
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail other
Disclosure of financial assets [line items]
Financial assets	1,065	1,094
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	12,017	12,960
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	2,584	2,668
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	2,054	1,971
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	367	392
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	106	126
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	57	179
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	1,496	1,278
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	815	664
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	294	328
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	141	123
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	246	163
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	2,069	2,267
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	80	105
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	1,534	1,630
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	113	118
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	342	414
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	1,640	1,811
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	44	73
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	1,191	1,257
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail other
Disclosure of financial assets [line items]
Financial assets	78	82
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	327	399
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	200	212
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	16	20
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	160	166
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	17	18
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	7	8
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Financial assets	229	244
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	20	12
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	183	207
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail other
Disclosure of financial assets [line items]
Financial assets	18	18
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Financial assets	8	7
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 4,371	£ 4,656
Coverage ratio	0.389	0.353
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	£ 1,822	£ 1,996
Coverage ratio	0.172	0.177
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	£ 436	£ 387
Coverage ratio	0.786	0.775
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 230	£ 317
Coverage ratio	0.422	0.357
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 1,883	£ 1,956
Coverage ratio	0.252	0.234
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 7,154	£ 7,191
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	2,201	2,424
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	2,038	1,720
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Financial assets	398	493
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Financial assets	2,517	2,554
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Financial assets	2,783	2,535
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	379	428
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	1,602	1,333
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	168	176
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	£ 634	£ 598